Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	NeuroSense Therapeutics Ltd.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	15,379,042
Amendment Flag	false
Entity Central Index Key	0001875091
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41084
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	11 HaMenofim Street
Entity Address, Address Line Two	Building B
Entity Address, City or Town	Herzliya
Entity Address, Postal Zip Code	4672562
Entity Address, Country	IL
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1057
Auditor Name	Somekh Chaikin
Auditor Location	Tel-Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	11 HaMenofim Street
Entity Address, Address Line Two	Building B
Entity Address, City or Town	Herzliya
Entity Address, Postal Zip Code	4672562
Entity Address, Country	IL
Contact Personnel Name	Or Eisenberg
City Area Code	+972
Local Phone Number	-9-7996183
Ordinary Shares, no par value per share
Document Information Line Items
Trading Symbol	NRSN
Title of 12(b) Security	Ordinary Shares, no par value per share
Security Exchange Name	NASDAQ
Warrants, exercisable for one ordinary share
Document Information Line Items
Trading Symbol	NRSNW
Title of 12(b) Security	Warrants, exercisable for one ordinary share
Security Exchange Name	NASDAQ